Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Income and Expense
Schedule Of Miscellaneous non-interest income
(Dollars in thousands)
	2024	2023	2022
Visa debit card income	$4,417	4,717	4,901
Bank owned life insurance income	783	432	458
Income on SBIC Investments	1,186	886	1,159
Income on mutual funds held in deferred compensation trust	555	844	183
Other	1,394	1,324	1,048
	$8,335	8,203	7,749

Schedule Of Other non-interest expense
(Dollars in thousands)
	2024	2023	2022
ATM expense	$588	565	629
Data processing	708	758	777
Deposit program expense	306	362	348
Dues and subscriptions	740	698	628
Internet banking expense	1,067	996	949
Office supplies	534	482	532
Telephone	595	664	691
Deferred comp expense	555	844	183
Other	4,637	4,148	3,558
	$9,730	9,517	8,295